Employee Benefits	12 Months Ended
Dec. 31, 2025
Disclosure of information about defined benefit plans [abstract]
Employee Benefits

20. EMPLOYEE BENEFITS

Details of employee benefits for the years ended December 31, 2025, 2024 and 2023 are as follows:

	Year ended December 31,
(In thousand Euros)	2025	2024	2023
Wages and salaries	40,561	54,028	49,228
Share-based payments	1,746	2,837	13,307
Social Security	9,254	14,623	18,701
Total	51,561	71,488	81,236

The Group has not entered into any defined contribution or defined benefit plans for which pensions costs are incurred. The majority of employees are working in Spain and are participating in a state pension plan for which the expenses are included in social security.

Details of the personnel expense recognized for share-based payment transactions are as follows:

	Year ended December 31,
(In thousand Euros)	2025	2024	2023
Management stock option plan	—	143	2,915
RSU Employees	1,549	2,253	11,289
Performance based earn out in shares and RSU's management Ares	128	289	647
Performance based earn out in shares and RSU's management COIL	—	—	(744)
RSU Management	397	1,006	1,508
ESPP	22	135	265
Capitalization of share-based payment transactions in intangible assets	(350)	(989)	(2,573)
Total	1,746	2,837	13,307

Management Stock Option Plan

At a meeting held on July 25, 2018, the shareholders voted to implement a share-based plan (the “Management stock option plan” or “MSOP”) link with Wallbox Chargers and to provide a more direct incentive structure.

This arrangement was an equity-settled plan. Consequently, the Group recognizes a personnel expense against an increase in equity based on the fair value of the options at grant date, i.e., the day on which the Management Stock Option Plan contract is signed by the Company and the member of management.

Each of the tranches had vesting conditions linked to the employment of the beneficiaries and to their performance.

In accordance with the terms and conditions of the Transaction, these options will be available to be executed in exchange for Wallbox NV shares, Euros 0.12 par value (previously Euros 0.50 par value) in a period of 10 years from the Closing date, and each outstanding option was converted into 240.990795184659 options based on the “Exchange Ratio”. After the reverse stock split disclosed in Note 15, the nominal value of each Class A Share is Euro 2.40.

The Management Stock Option Plan grants management stock options to purchase Class A Shares at a per share exercise price equal to Euro 0.0021 (Euro 0.00042, after the reverse stock split disclosed in Note 15).

The Company records this share-based payments plan based on the estimated fair value of the award at the grant date and is recognized as an expense in the consolidated statements of profit or loss over the requisite service period. The estimated fair value of the award was based on the closest financial round of share capital issued for the firsts grants and the latest ones are based on the estimated market price of the Parent’s stock on the date of the grant, in practice the share price of Wallbox NV at the grant date is used during this reporting period.

Employee Stock Option Plan

During the COVID-19 pandemic, shareholders agreed to offer all employees of Wallbox Chargers, S.L.U. (the “Beneficiaries” or, individually, the “Beneficiary”) the possibility of participating in a share-based payment plan (the “Employees Stock Options Plan” or “ESOP”) to receive stock options (the “Options”) to purchase a certain number of ordinary shares (the “Shares”) of Wallbox Chargers. Participation in this Plan was voluntary, and it was created as a cash saving measure, as it was offered in exchange for a reduction in the salaries of the Beneficiaries, which has resulted in strategic cash maintenance during the uncertain period caused by the COVID-19 pandemic. The exercise price of the options is Euros 0.50 (Euro 10, after the reverse stock split disclosed in Note 15). Furthermore, because of these savings, the Company was able to continue with its strategic plans and continues to hire the best professionals from the industry to exit the COVID-19 period with a strong position relative to its competitors.

This arrangement was an equity-settled plan. Consequently, the Group recognized a personnel expense against an increase in equity based on the fair value of the options at grant date, which in this case was May 1, 2020.

The Employee Stock Option Plan vesting period finished at the end of 2020 and all of the options granted were available for execution when one of the liquidity events defined in this Plan took place. In accordance with the terms and conditions of the Transaction, these options will be available for execution in exchange for Wallbox NV shares, Euros 0.12 par value (previously Euros 0.50 par value), in a period of 10 years from the Closing date, and each outstanding option was converted into 240.990795184659 options based on the “Exchange Ratio”. After the reverse stock split disclosed in Note 15, the nominal value of each Class A Share is Euro 2.40.

The Company recorded this share-based payments plan based on the estimated fair value of the award at the grant date and recognizes an expense in the consolidated statements of profit or loss over the requisite service period. The estimated fair value of the award was based on the closest financial round of share capital issued for the firsts grants and the latest ones are based on the estimated market price of the Parent’s stock on the date of the grant, in practice the share price of Wallbox NV at the grant date is used during this reporting period.

Founders Stock Option Plan

At a meeting held on June 30, 2021, the shareholders of Wallbox Chargers, S.L.U. agreed to implement a share-based payment plan (Legacy Stock Option Program) to strengthen the bond with the founders of Wallbox and in order to align the interests of the founders with the creation of additional value for the Company. This would be accomplished via Options with a strike price at a valuation equal to or higher than current market value and by allowing the founders to benefit from more liquid Options which are fully vested and transferable from their date of concession.

In accordance with the terms and conditions of the Plan, these options will be available to be executed in exchange for Wallbox NV shares, Euros 0.12 par value (previously Euros 0.50 par value), and the exercise price of the options will be equivalent to Euros 1.93 per share after applying the “Exchange Ratio” of 240.990795184659 (previously Euros 466.24 per share). After the reverse stock split disclosed in Note 15, the nominal value of each Class A share is euro 2.40 and the exercise price is Euro 38.6.

The maximum number of Shares that shall underlie all of the Options included in this plan shall be, at the Effective Date, the equivalent of 50,680 shares of Wallbox Chargers, S.L.U. Options under this plan shall be granted on Class B ordinary shares of the Company.

The Board of Directors of the Company shall deliver a personal notice to each Beneficiary, with an invitation to participate in the Plan, which shall contain, among others, the number of Options granted to each Beneficiary; and, where appropriate, the individual conditions governing the participation of the Beneficiary in the Plan. For the purposes of this Plan, the date of concession shall be that date indicated in the Invitation Notice.

These invitations were sent in 2022, so the Group recognized the expense accordingly to the valuation of these options in 2022 as they vested following their grant. The Group valued each option at USD 8.66. To determine the fair value at grant date of these options the Group used American option chain, where each option has a maturity of 5 years.

Each beneficiary must comply with the following conditions in order to exercise the options:

i.
A lock-up period of three years, during which time they will be able to exercise the options proportionally on a monthly basis; however this lock up period was cancelled in December 2023.
ii.
The Company has not initiated a Temporary Suspension of exercise; and
iii.
Any other specific conditions included in the Beneficiary’s Invitation Notice have been fulfilled.

RSU for Employees

At a meeting held on April 6, 2022, the compensation committee approved the implementation of an Incentive Award Plan pursuant to which Awards of Restricted Stock Units (“RSU“) were granted to employees. Each RSU granted represents a right to receive one listed share of Wallbox NV at the end of each vesting period, subject to the grantee’s continued service through the applicable vesting date.

The RSUs vest according to the below schedule, subject to the grantee’s continued service through each applicable vesting date:

i.
33% will vest on the 1st anniversary date as from the date of grant,
ii.
33% will vest on the 2nd anniversary date as from the date of grant.
iii.
34% will vest on the 3rd anniversary date as from the date of grant.

In addition, the Company granted RSUs to the employees of the subsidiaries acquired in the second half of 2022. These RSUs are subject to certain performance-based vesting conditions, which have been considered 100% covered when valuing these RSUs.

The Company records this share-based payments plan based on the estimated fair value of the award at the grant date and recognized an expense in the consolidated statements of profit or loss over the requisite service period. Considering that there is no exercise price applicable, the estimated fair value of the award is based on the listed share price of Wallbox, NV on the date of grant.

RSUs for Management

At a meeting held on April 6, 2022, the compensation committee approved to grant an Incentive Award Plan pursuant to which awards of RSUs were granted to management. Each RSU granted represents a right to receive one listed share of Wallbox N.V. at the end of each vesting period, subject to continued service.

The RSUs are subject to service-based and performance-based vesting conditions and vest as follows:

i.
Serviced-based Condition: one third of the RSUs are subject to the service -based condition and will vest as follows:
-
50% of this 33% will vest on the 1st anniversary date as from the date of grant,
-
50% of this 33% will vest on the 2nd anniversary date as from the date of grant.
ii.
Performance-based Condition: two-thirds of the RSUs are subject to the performance-based condition and will vest as follows:
-
Period 1: 50% will vest:
•
If between April 8, 2025 and April 8, 2029 (both dates included), at any time, the closing stock price (the last price at which the Company stock trades during the regular trading session) equals or exceeds $25 per share for any 20 trading days within any 30 trading days period.
•
Accelerator event: If the Company announces results for Fourth Quarter and Full Year 2024 reporting (i) revenue of at least Euro 1 billion , (ii) the Company’s auditor confirms that the cash flows corresponding to 2024 is positive, and (iii) if from December 1, 2024, at any time, the closing stock price (the last price at which the Company stock trades during the regular trading session) equals or exceeds $25 per share for any 20 trading days within any 30 trading days period.
-
Period 2: 50% will vest:
•
If between April 8, 2027 and April 8, 2029 (both dates included), at any time, the closing stock price (the last price at which the Company stock trades during the regular trading session) equals or exceeds $30 per share for any 20 trading days within any 30 trading days period.

Also on November 11, 2022 the Compensation committee has approved granting new RSUs to certain management personnel of the group. These RSUs will vest according only to performance conditions which are aligned with the performance conditions disclosed above.

The Group has valued each RSU, under such plan as follows:

Service-based Condition: This fair value has been determined by discounting the forward price of Wallbox NV stock at each vesting date. The price in this tranche has been based on the spot price at grant date.

Performance-based Condition: This fair value has been based on Wallbox’s price developments according to the Black-Scholes model. Prices for each averaging window are obtained via Monte Carlo simulation.

In addition, during 2023, the Company granted RSUs to members of the Board of Directors. These RSUs have fully vested in 2023.

ESPP

In January 2023, the Group launched an offering period under the Amended and Restated 2021 Employee Stock Purchase Plan (“ESPP”) for a length of one year, with the purpose of increasing employee engagement and motivation. This program has been extended for the subsequent years considering two open windows per year where the employees can decide to join or leave the plan. The offering has been designed in accordance with the share-based payments plan approved by the Company upon listing in October 2021. The Employee Stock Purchase Plan consists of an offer to buy a maximum of 20,000 shares by each of the Company’s employees who participates in the ESPP with a discount of up to 15%, with a limit of 1% to 10% of annual salary per year. This program has been discontinued in 2025.

Movements during the year

The following table illustrates the movements in stock options at December 31, excluding earn out payments in shares for the business combinations in 2022:

Number of warrants	ESOP	MSOP	Founders	RSU Employees	RSU Management	RSU Coil & Ares	Total
At December 31, 2024	675,691	1,932,862	1,013,609	2,333,924	2,596,440	222,800	8,775,326
Granted	—	—	—	1,704,758	—	—	1,704,758
Exercised	(2,280)	(92,822)	—	(794,224)	(375,000)	(284)	(1,264,610)
Reverse stock split	(641,874)	(1,816,126)	(962,929)	(1,766,120)	(1,825,366)	(181,118)	(7,193,533)
Cancelled	—	—	—	(694,849)	(334,168)	(32,148)	(1,061,165)
At December 31, 2025	31,537	23,914	50,680	783,489	61,906	9,250	960,776

Number of warrants	ESOP	MSOP	Founders	RSU Employees	RSU Management	RSU Coil & Ares	Total
At December 31, 2023	910,382	3,003,867	1,013,609	2,984,802	1,458,334	350,615	9,721,609
Granted	—	—	—	1,822,625	1,720,415	—	3,543,040
Exercised	(229,291)	(1,063,152)	—	(1,101,262)	(248,976)	(95,926)	(2,738,607)
Other	(5,400)	5,400	—	—	—	—
Cancelled	—	(13,253)	—	(1,372,241)	(333,333)	(31,889)	(1,750,716)
At December 31, 2024	675,691	1,932,862	1,013,609	2,333,924	2,596,440	222,800	8,775,326

Number of warrants	ESOP	MSOP	Founders	RSU Employees	RSU Management	RSU Coil & Ares	Total
At December 31, 2022	1,285,619	6,238,316	1,033,609	2,027,765	2,000,000	496,019	13,081,328
Granted	—	38,610	—	2,425,280	—	—	2,463,890
Exercised	(375,237)	(3,271,405)	(20,000)	(944,298)	(249,999)	(145,404)	(5,006,343)
Cancelled	—	(1,654)	—	(523,945)	(291,667)	—	(817,266)
At December 31, 2023	910,382	3,003,867	1,013,609	2,984,802	1,458,334	350,615	9,721,609

The number of exercisable options at December 31, 2025, 2024 and 2023:

Number of exercisable options	2025	2024	2023
ESOP	31,537	675,691	910,382
MSOP	23,914	1,932,862	2,729,650
Founders	50,680	1,013,609	1,013,609
RSU	—	—	—
Total	106,131	3,622,162	4,653,641

The ESOPs and MSOP’s weren’t exercisable until an “Exit event” occurred. As the company was listed as from October 2021, the vested options became exercisable. As a listing on a stock market qualifies as an “Exit event”.

The weighted average fair value and exercise price for each plan is calculated as follows, excluding earn out payments in shares for the business combinations in 2022:

	Units			Exercise price			Average fair value			Remaining
	2025	2024	2023	2025	2024	2023	2025	2024	2023	contractual life
Management stock option plan	23,914	1,932,862	3,003,867	0.042	0.0021	0.0021	61.40	3.07	2.91	All options are vested
Employee stock option plan	31,537	675,691	910,382	—	—	—	18.20	0.91	0.88	All options are vested
Founder Stock options plan	50,680	1,013,609	1,013,609	38.60	1.93	1.93	158.60	7.93	7.93	All options are vested
RSU Employees	783,489	2,333,924	2,984,802	—	—	—	4.49	0.33	1.55	2026-2028
RSU Coil & Ares	9,250	222,800	350,615	—	—	—	188.60	9.43	9.43	All options are vested
RSU Management	61,906	2,596,440	1,458,334	—	—	—	23.61	1.44	2.81	2026-2028
	960,776	8,775,326	9,721,609